Offerings	Oct. 16, 2026
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, par value $1.00 per share
Fee Rate	0.0087%
Offering Note	1(a). An indeterminate amount of the securities of each identified class is being registered as may from time to time be offered hereunder at indeterminate prices, along with an indeterminate number of securities that may be issued upon exercise, settlement, exchange or conversion of securities offered or sold hereunder. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also covers any additional securities that may be offered or issued in connection with any stock split, stock dividend or pursuant to anti-dilution provisions of any of the securities. Separate consideration may or may not be received for securities that are issuable upon conversion, exercise or exchange of other securities. 1(b). In accordance with Rules 456(b) and 457(r) under the Securities Act, the registrants are deferring payment of all registration fees and will pay the registration fees subsequently in advance or on a "pay-as-you-go" basis. Securities registered hereunder may be sold either separately or as units comprised of more than one type of security registered hereunder.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock, par value $1.00 per share
Fee Rate	0.0087%
Offering Note	See offering note 1.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.0087%
Offering Note	See offering note 1.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.0087%
Offering Note	Warrants may be issued under a warrant agreement to purchase common stock, preferred stock or debt securities of S&P Global Inc. See offering note 1.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Purchase Contracts
Fee Rate	0.0087%
Offering Note	Each purchase contract will be issued under a purchase agreement and will obligate holders thereof to purchase from or sell to S&P Global Inc. and obligate S&P Global Inc. to sell to or purchase from the holders, debt or equity securities, currencies or commodities at specified purchase prices. See offering note 1.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.0087%
Offering Note	Units may be issued under a unit agreement and will represent an interest in one or more securities including purchase contracts, warrants, debt securities, shares of preferred stock or shares of common stock, in any combination, which may or may not be separable from one another. See offering note 1.
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Guarantees of Debt Securities
Fee Rate	0.0087%
Offering Note	Standard & Poor's Financial Services LLC may guarantee any series of debt securities issued by S&P Global Inc. Pursuant to Rule 457(n) under the Securities Act, no separate registration fee will be paid in respect of such guarantees of debt securities. See offering note 1.